STREAMLINING OF TECHNOLOGY SYSTEMS AND CONSOLIDATION OF EUROPEAN OPERATIONS - SCHEDULE OF RESTRUCTURING RESERVE BY COSTS IN THE STATEMENT OF OPERATIONS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) entity	Dec. 31, 2015 USD ($)
Restructuring Cost and Reserve
Charges incurred	$ 4,921	$ 16,767
Europe
Restructuring Cost and Reserve
Number of locations prior to European consolidation | entity	7
Number of locations after European consolidation | entity	3
Cost of Revenue
Restructuring Cost and Reserve
Charges incurred	$ 566	2,947
Selling and Marketing Expense
Restructuring Cost and Reserve
Charges incurred	560	1,678
General and Administrative Expense
Restructuring Cost and Reserve
Charges incurred	1,647	8,160
Product Development Expense
Restructuring Cost and Reserve
Charges incurred	2,148	3,982
Dating
Restructuring Cost and Reserve
Charges incurred	$ 4,921	$ 16,767